Consolidated Statements of Shareholders' Equity - USD ($) shares in Millions, $ in Millions		Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock Outstanding	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjustment	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Shares in Treasury
Balance at the beginning of the period at Dec. 31, 2017		$ 2,528.3	$ 6.5	$ 78.7	$ 364.1	$ (85.7)	$ (6.5)	$ 2,820.8	$ 13.0	$ (649.6)
Balance (in shares) at Dec. 31, 2017				61.8						16.6
Increase (Decrease) in Shareholders' Equity
Net income		611.1						611.1
Other comprehensive income (loss), net of tax		(29.9)				(29.9)
Cash dividends - $1.54, $1.80 and $2.05 per share for the years ended 2018, 2019 and 2020, respectively		(93.5)						(93.5)
Repurchases of common stock		(467.0)								$ (467.0)
Repurchase of common stock (in shares)				(4.4)						4.4
Issuance and deferrals, net for stock based compensation	[1]	41.9			27.7					$ 14.2
Issuance and deferrals, net for stock-based compensation (in shares)	[1]			0.5						(0.5)
Balance at the end of the period at Dec. 31, 2018		2,597.4		$ 78.7	391.8	(122.1)		3,351.4		$ (1,102.4)
Balance (in shares) at Dec. 31, 2018				57.9						20.5
Increase (Decrease) in Shareholders' Equity
Net income		472.8						472.8
Other comprehensive income (loss), net of tax		(2.0)				(2.0)
Cash dividends - $1.54, $1.80 and $2.05 per share for the years ended 2018, 2019 and 2020, respectively		(102.9)						(102.9)
Repurchases of common stock		(374.9)								$ (374.9)
Repurchase of common stock (in shares)				(2.8)						2.8
Issuance and deferrals, net for stock based compensation	[1]	52.4			24.8					$ 27.6
Issuance and deferrals, net for stock-based compensation (in shares)	[1]			0.6						(0.6)
Balance at the end of the period at Dec. 31, 2019		$ 2,642.8		$ 78.7	416.6	(124.1)		3,721.3		$ (1,449.7)
Balance (in shares) at Dec. 31, 2019		55.7		55.7						22.7
Increase (Decrease) in Shareholders' Equity
Net income		$ 320.1						320.1
Other comprehensive income (loss), net of tax		27.1				27.1
Cash dividends - $1.54, $1.80 and $2.05 per share for the years ended 2018, 2019 and 2020, respectively		(112.7)						(112.7)
Repurchases of common stock		(382.4)								$ (382.4)
Repurchase of common stock (in shares)				(3.1)						3.1
Issuance and deferrals, net for stock based compensation	[1]	42.8			25.1					$ 17.7
Issuance and deferrals, net for stock-based compensation (in shares)	[1]			0.3						(0.3)
Balance at the end of the period at Dec. 31, 2020		$ 2,537.7		$ 78.7	$ 441.7	$ (97.0)		$ 3,928.7		$ (1,814.4)
Balance (in shares) at Dec. 31, 2020		52.9		52.9						25.5

[1]	Issuances and deferrals, net for stock-based compensation reflects share activity related to option exercises, net of tax, restricted and performance shares vested, and net issuances and deferrals associated with deferred compensation equity.